DEBT - Total (Details) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
DEBT
Short-term debt	¥ 4,049	$ 570	¥ 3,288
Total	4,049		3,288
Long-term debt, non-current portion	1,265	$ 179	6,635
Bank borrowings
DEBT
Long-term debt, current portion	125		208
Long-term debt, non-current portion	1,050		2,929
Convertible Debt
DEBT
Long-term debt, current portion	3,537
Long-term debt, non-current portion			3,463
FF&E liability
DEBT
Long-term debt, current portion	58		45
Long-term debt, non-current portion	199		228
Others
DEBT
Long-term debt, non-current portion	16		15
Bank borrowings
DEBT
Short-term debt	¥ 329		¥ 3,035